SCHEDULE OF PREPAID EXPENSES AND ACCOUNTS PAYABLE RELATED PARTY (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Prepaid expense - related party	$ 235,791	$ 128,378	$ 9,490
Advances and accounts payable to related party		1,776	$ 165,958
Chengdu Aixin International travel service Co, Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid expense - related party	223,639	120,483
Sichuan Aixintang Xinfu Pharmacy Chain Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Advances and accounts payable to related party		$ 1,776